Note 8 - Stockholders' Equity (Details) - Stock Options Valuation Assumptions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 8 - Stockholders' Equity (Details) - Stock Options Valuation Assumptions [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected lives (years)			6 years
Minimum [Member]
Note 8 - Stockholders' Equity (Details) - Stock Options Valuation Assumptions [Line Items]
Expected Volatility	49.70%	43.40%	45.20%
Risk free Interest rates	1.90%	0.92%	0.83%
Expected lives (years)	5 years 6 months	5 years
Maximum [Member]
Note 8 - Stockholders' Equity (Details) - Stock Options Valuation Assumptions [Line Items]
Expected Volatility	51.80%	46.00%	45.30%
Risk free Interest rates	2.71%	2.10%	1.13%
Expected lives (years)	6 years	6 years